SHAREHOLDER’S COMPENSATION	12 Months Ended
Dec. 31, 2022
Shareholders Compensation
SHAREHOLDER’S COMPENSATION

24.	SHAREHOLDER’S COMPENSATION

The Company's Bylaws provide for the distribution of minimum dividends of 25% of the adjusted net income in accordance with the laws, to the holders of their shares. Dividends are calculated in accordance with the Company's bylaws and the Brazilian Corporation Law.

The profit allocation for 2022 and 2021 is shown below:

		12/31/2022
Profit for the year		1,554,060
Capital reserve	5%	(77,703)
Interest on equity prescribed (1)		789
Net income after destination		1,477,146
Interest on equity (approved CA on 12/29/2022) (2)		700,000
Additional dividends proposed to the profit account (3)		777,146

In addition, the Administration proposes:
Complementary dividends with Statutory Reserve (4)		836,854

At the Annual General Meeting to be held on April 28, 2023, the proposal for allocation of profits resented in the financial statements will be deliberated.

(1)	As provided for in the Bylaws, as of December 31, 2022, the Company reversed, to the retained earnings account, the amount of R$789, related to prescribed interest on equity, respectively, which will be submitted to the resolution of the Annual General Meeting.

(2)	At the meeting held on December 23, 2022, the Board of Directors approved the payment to shareholders, in advance of the minimum mandatory dividends, gross interest on equity in the amount of R$700,000, corresponding to a gross amount of R$0.52786606981 per share. Considering the withholding income tax at the rate of 15%, the amount to be paid, net of income tax, will be R$595,000, equivalent to R$0.44868615934 per share. Interest on equity will be paid to shareholders until May 31, 2023, without monetary adjustment. The amount is recorded in current liabilities.
(3)	The proposed additional dividends in the amount of R$777,146 will be deliberated at the Company's AGM, the amount is recorded in equity under "Proposed dividends".

(4)	Additionally, the Company will deliberate at the AGM on the approval of the proposed additional dividends in the amount of R$836,854 from the earnings reserve account, the amount is recorded in equity under "Proposed dividends".

Deliberation and/or payment of dividends occurred in 2022:

On November 21, 2022, the Board of Directors approved the proposed distribution of interim dividends, from the earnings reserve account, in the amount of R$1,564,115, corresponding to the amount of R$1.179490003008100 per share. The dividends were paid, without monetary adjustment, on December 2, 2022.

At the Annual General Meeting held on April 29, 2022 to approve the 2021 results, the Company approved the distribution of R$2,911,424 and from the total amount of dividends declared by the AGM:

(i) R$1,750,000 have already been distributed to shareholders, as decided by the Board of Directors in the meeting held on July 27, 2021;

(ii) R$256,952 have already been paid on May 20, 2022, as interest on equity, as decided by the Board of Directors in the meeting held on December 29, 2021; and

(iii) R$904,472, corresponding to the amount of R$0.681594305290377 per share, without monetary adjustment, in two equal installments, in the amount of R$452,236 each, corresponding to R$0.340797152645188 per share, based on the shareholders' positions as of April 29, 2022, the first installment has already been paid to shareholders residing in Brazil as of May 20, 2022 and the second installment has been paid as of December 2, 2022.

Accounting Policy

The Company adopts a profit distribution policy which, in compliance with the provisions of Law No. 6,404/76 as amended by Law 9,457/97, will imply the allocation of all net income to its shareholders, provided that the following priorities are preserved, regardless of its order: (i) business strategy; (ii) compliance with obligations; (iii) making the necessary investments; and (iv) the maintenance of a good financial situation for the Company.

In accordance with article 33 of the Company’s Bylaws, at least 25% of the net income for the year, adjusted under the terms of article 202 of Law 6,404/76, will be distributed as dividends in each fiscal year, which will be reflected in current liabilities. In addition, the Board of Directors may pay interest on equity by allocating the amount of interest paid or credited to the minimum mandatory dividends mentioned above. If the Company reports a dividend higher than the mandatory minimum in the allocation proposal, this amount is highlighted in a specific account in equity under “Proposed Additional Dividend”.